Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 4,016,877
Rollover contributions	1,034,265
Employer contributions	2,051,607
Total contributions	7,102,749
Net investment gain:
Interest and dividends	641,564
Net appreciation in fair value of investments	3,638,177
Total net investment income	4,279,741
Interest on notes receivable from participants	144,266
Other income	34,387
Deductions from net assets attributed to:
Benefits paid and disbursed to participants	(5,752,475)
Administrative expenses	(201,499)
Net increase	5,607,169
Beginning of year	63,855,280
End of year	$ 69,462,449